Braskem Idesa Financing	12 Months Ended
Dec. 31, 2017
Braskem Idesa Financing [Abstract]
Braskem Idesa Financing

16.              Braskem Idesa Financing

	Initial value
	of operation
Identification	US$		Maturity	Charges (% per year)	2017	2016

Project finance		(i)
Project finance I	700,000		February-2027	Us dollar exchange variation + quarterly Libor + 3.25	2,179,981	2,274,754
Project finance II	189,996		February-2027	Us dollar exchange variation + 6.17	621,140	663,856
Project finance III	600,000		February-2029	Us dollar exchange variation + 4.33	1,827,811	1,911,857
Project finance IV	680,004		February-2029	Us dollar exchange variation + quarterly Libor + 3.88	2,032,093	2,111,234
Project finance V	400,000		February-2029	Us dollar exchange variation + quarterly Libor + 4.65	1,221,997	1,276,449
Project finance VI	89,994		February-2029	Us dollar exchange variation + quarterly Libor + 2.73	273,887	286,480
Project finance VII	533,095		February-2029	Us dollar exchange variation + quarterly Libor + 4.64	1,627,479	1,701,229
Transactions costs					(92,938)	(104,157)
Total	3,193,089				9,691,450	10,121,702

Other borrowings
VAT borrowings		(ii)	November-2029	2.00% above TIIE (*)		13,500
Borrowings for working capital			December-2017	Us dollar exchange variation + quarterly Libor + 2.30		302,589
						316,089

					9,691,450	10,437,791

Current liabilities					9,691,450	10,437,791
Total					9,691,450	10,437,791

(*)    TIIE - “Tasa de Interés Interbancaria de Equilibrio” - basic interest rate in Mexico, similar to the CDI overnight rate in Brazil.

(i)         Financing facility without recourse and with recourse limited to shareholders.

(ii)        Financing obtained in Mexican peso and paid exclusively through the refund of IVA, settled in January 2017.

In line with the Company's Financial Policy, the investment in the construction of  the plant in Braskem Idesa is being financed under the Project finance mode, whereby the construction loan must be paid exclusively with the cash generated by the Braskem Idesa itself and shareholders must provide limited guarantees. Thus, this financing has the usual guarantees of this type of operation such as assets, receivables, cash generation and other rights from Braskem Idesa.

Project Finance includes restrictive contractual clauses (covenants), customary in contracts of this nature.

At the reporting date as of December 31, 2017, the company was in unremedied breach with regard to part of non-pecuniary obligations provided for in the contracts. As a result, the entire balance of non-current liabilities, in the amount of R$8,907,733, was reclassified to current liabilities, in accordance with IAS 1 (Presentation of Financial Statements).

In accordance with the aforementioned accounting standards, reclassification is required in situations in which the breach of certain contractual obligations unilateraly entitles creditors to request the prepayment of obligations in the short term. In this context, note that none of the creditors requested said prepayment of obligations and that Braskem Idesa has been settling its debt service obligations in accordance with its original maturity schedule.

Furthermore, Braskem Idesa has been negotiating approval of such breaches with its creditors in order to reclassify the entire amount reclassified from current liabilities back to non-current liabilities.

The following amortization schedule presents the original long-term maturities, excluding the reclassification to current liabilities arising from the aforementioned breach of contractual obligations.

	2017	2016

2018		709,793
2019	748,071	736,885
2020	877,450	864,149
2021	1,002,270	986,914
2022	835,009	822,235
2023	1,105,295	1,088,155
2024	1,195,682	1,177,017
2025	1,195,096	1,176,346
2026	1,052,156	1,035,586
2027	474,438	466,270
2028 and thereafter	422,266	428,336
Total	8,907,733	9,491,686